Asset Retirement Obligations	12 Months Ended
Jun. 30, 2016
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

Note 8 — Asset Retirement Obligations

As of June 30, 2016, the Company no longer had an asset retirement obligation related to its oil and gas properties included in continuing operations. The estimated valuation of asset retirement obligations (“AROs”) is based on the Company’s historical experience and management’s best estimate of plugging and abandonment costs by field. Assumptions and judgments made by management when assessing an ARO include: (i) the existence of a legal obligation; (ii) estimated probabilities, amounts, and timing of settlements; (iii) the credit-adjusted risk-free rate to be used; and (iv) inflation rates. Accretion expense is recorded under depletion, depreciation, amortization, and accretion in the consolidated statements of operations. If the recorded value of ARO requires revision, the revision is recorded to both the ARO and the asset retirement capitalized cost. As of June 30, 2016, the Horse Hill-1 well was still under investigation and therefore no ARO was recorded in relation to this potential wellbore in the accompanying consolidated financial statements.

The following table summarizes the asset retirement obligation activity for the fiscal years ended:

	June 30,
	2016	2015
	(In thousands)
Fiscal year opening balance	$—	$397
Sale of assets (1)	—	(346)
Effect of exchange rate changes	—	(51)

Fiscal year closing balance	—	—

Less current asset retirement obligations	—	—

Long-term asset retirement obligations	$—	$—

(1)	In fiscal 2015, the Company sold its 40% interest in PEDL 126, the exploration license that contains the Markwells Wood-1 wellbore. By selling the license and the wellbore, the Company was able to eliminate its current asset retirement obligation related to the wellbore.